EARNINGS PER SHARE OF COMMON STOCK - Schedule of Reconciliation of Basic and Diluted EPS Attributable to FE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
EARNINGS ATTRIBUTABLE TO FIRSTENERGY CORP.	$ 118	$ 62	$ 47	$ 107	$ 55	$ (9)	$ 306	$ 242	$ 125
First Energy [Member]
Earnings Per Share [Line Items]
Earnings Attributable to FE - continuing operations							1,020	978	1,123
Earnings Attributable to FE - discontinued operations, net of tax							0	0	(21)
EARNINGS ATTRIBUTABLE TO FIRSTENERGY CORP.							$ 1,020	$ 978	$ 1,102
Share Count information:
Weighted average number of basic shares outstanding (in shares)							577,000,000	575,000,000	573,000,000
Assumed exercise of dilutive share-based awards (in shares)							1	2	1
Weighted average number of diluted shares outstanding (in shares)							578	577	574
EPS Attributable to FE:
Income from continuing operations, basic (in dollars per share)							$ 1.77	$ 1.7	$ 1.96
Discontinued operations, basic (in dollars per share)							0	0	(0.04)
Basic EPS (in dollars per share)							1.77	1.7	1.92
Income from continuing operations, diluted (in dollars per share)							1.76	1.7	1.96
Discontinued operations, diluted (in dollars per share)							0	0	(0.04)
Diluted EPS (in dollars per share)							$ 1.76	$ 1.7	$ 1.92